Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000021048_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021048_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000021048_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,927
C000021048_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,013
C000021048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,736
C000021048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,396
C000021048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,551
C000021048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,736
C000021048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,212
C000021048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,171
C000021048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,294
C000021048_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,242
C000021048_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
C000021048_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021048_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,000
C000021048_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,601
C000021048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000021048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000021048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,910
C000021048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,419
C000021048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,962
C000021048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,246
C000021048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,892
C000021048_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,421
C000021048_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021048_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021048_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021048_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021048_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021047_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021047_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021047_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,948
C000021047_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,051
C000021047_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000021047_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,489
C000021047_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,674
C000021047_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,921
C000021047_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000021047_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,449
C000021047_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,624
C000021047_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,651
C000021047_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
C000021047_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021047_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,000
C000021047_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,601
C000021047_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000021047_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000021047_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,910
C000021047_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,419
C000021047_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,962
C000021047_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,246
C000021047_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,892
C000021047_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,421
C000021047_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021047_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021047_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021047_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021047_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021047_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021047_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021047_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021047_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021047_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021047_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021047_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021049_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021049_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021049_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,953
C000021049_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,067
C000021049_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,797
C000021049_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,498
C000021049_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,696
C000021049_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,951
C000021049_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,462
C000021049_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,499
C000021049_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,701
C000021049_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,730
C000021049_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
C000021049_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021049_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,000
C000021049_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,601
C000021049_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000021049_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000021049_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,910
C000021049_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,419
C000021049_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,962
C000021049_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,246
C000021049_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,892
C000021049_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,421
C000021049_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021049_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021049_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021049_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021049_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021049_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021049_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021049_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021049_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021049_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021049_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021049_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021046_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021046_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021046_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,962
C000021046_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,084
C000021046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,818
C000021046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,553
C000021046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,755
C000021046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,048
C000021046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,570
C000021046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,650
C000021046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,873
C000021046_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,939
C000021046_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
C000021046_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021046_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,000
C000021046_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,601
C000021046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000021046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000021046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,910
C000021046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,419
C000021046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,962
C000021046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,246
C000021046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,892
C000021046_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,421
C000021046_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021046_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021046_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021046_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021046_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021045_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,192
C000021045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,491
C000021045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,498
C000021045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,162
C000021045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,693
C000021045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,917
C000021045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,786
C000021045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,419
C000021045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,926
C000021045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,675
C000021045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000021045_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000021045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000021045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000021045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000021045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000021045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000021045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000021045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000021045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000021045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000021045_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021045_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021045_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021045_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021045_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021044_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021044_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021044_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,211
C000021044_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,532
C000021044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,551
C000021044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,248
C000021044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,819
C000021044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,108
C000021044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,973
C000021044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,669
C000021044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,256
C000021044_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,085
C000021044_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000021044_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021044_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000021044_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000021044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000021044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000021044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000021044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000021044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000021044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000021044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000021044_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000021044_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021044_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021044_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021044_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021044_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021042_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021042_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021042_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,213
C000021042_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,537
C000021042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,561
C000021042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,260
C000021042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,838
C000021042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,138
C000021042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,004
C000021042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,705
C000021042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,309
C000021042_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,148
C000021042_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000021042_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021042_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000021042_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000021042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000021042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000021042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000021042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000021042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000021042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000021042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000021042_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000021042_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021042_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021042_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021042_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021042_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021043_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021043_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021043_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,223
C000021043_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,559
C000021043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,588
C000021043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,305
C000021043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,907
C000021043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,235
C000021043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,104
C000021043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,834
C000021043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,478
C000021043_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,355
C000021043_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000021043_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021043_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000021043_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000021043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000021043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000021043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000021043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000021043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000021043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000021043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000021043_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000021043_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000021043_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021043_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021043_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021043_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021043_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021043_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021043_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021043_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021043_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021043_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021043_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021041_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021041_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021041_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,010
C000021041_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,430
C000021041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,065
C000021041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,166
C000021041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	35,602
C000021041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	39,762
C000021041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,527
C000021041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	35,638
C000021041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	49,373
C000021041_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	60,099
C000021041_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000021041_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021041_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000021041_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,943
C000021041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,732
C000021041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,729
C000021041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,938
C000021041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,096
C000021041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,453
C000021041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,462
C000021041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,623
C000021041_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,906
C000021041_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000021041_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021041_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,205
C000021041_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,636
C000021041_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000021041_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,063
C000021041_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,640
C000021041_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,101
C000021041_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,108
C000021041_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,708
C000021041_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,255
C000021041_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,030
C000021040_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021040_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021040_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,028
C000021040_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,473
C000021040_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,136
C000021040_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,297
C000021040_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	35,883
C000021040_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,127
C000021040_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,793
C000021040_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,077
C000021040_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	50,060
C000021040_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	61,018
C000021040_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000021040_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021040_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000021040_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,943
C000021040_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,732
C000021040_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,729
C000021040_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,938
C000021040_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,096
C000021040_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,453
C000021040_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,462
C000021040_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,623
C000021040_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,906
C000021040_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000021040_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021040_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,205
C000021040_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,636
C000021040_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000021040_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,063
C000021040_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,640
C000021040_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,101
C000021040_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,108
C000021040_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,708
C000021040_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,255
C000021040_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,030
C000021039_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021039_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021039_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,028
C000021039_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,476
C000021039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,143
C000021039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,309
C000021039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	35,910
C000021039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,171
C000021039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,825
C000021039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,136
C000021039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	50,145
C000021039_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	61,143
C000021039_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000021039_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021039_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000021039_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,943
C000021039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,732
C000021039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,729
C000021039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,938
C000021039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,096
C000021039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,453
C000021039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,462
C000021039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,623
C000021039_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,906
C000021039_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000021039_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021039_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,205
C000021039_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,636
C000021039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000021039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,063
C000021039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,640
C000021039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,101
C000021039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,108
C000021039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,708
C000021039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,255
C000021039_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,030
C000021038_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021038_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021038_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,037
C000021038_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,496
C000021038_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,178
C000021038_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,377
C000021038_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	36,053
C000021038_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,359
C000021038_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,962
C000021038_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,357
C000021038_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	50,496
C000021038_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	61,616
C000021038_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000021038_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021038_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000021038_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,943
C000021038_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,732
C000021038_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,729
C000021038_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,938
C000021038_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,096
C000021038_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,453
C000021038_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,462
C000021038_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,623
C000021038_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,906
C000021038_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000021038_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021038_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,205
C000021038_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,636
C000021038_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,983
C000021038_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,063
C000021038_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,640
C000021038_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,101
C000021038_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,108
C000021038_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,708
C000021038_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,255
C000021038_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,030
C000021037_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021037_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021037_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,581
C000021037_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,505
C000021037_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,263
C000021037_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,903
C000021037_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,111
C000021037_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,497
C000021037_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,385
C000021037_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,138
C000021037_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,428
C000021037_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,669
C000021037_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021037_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021037_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021037_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021037_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021037_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021037_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021037_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021037_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021037_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021037_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021037_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,594
C000021036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,539
C000021036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,310
C000021036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,996
C000021036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,234
C000021036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,674
C000021036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,585
C000021036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,419
C000021036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,812
C000021036_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,189
C000021036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021036_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021035_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,596
C000021035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,547
C000021035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,321
C000021035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,014
C000021035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,256
C000021035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,708
C000021035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,622
C000021035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,461
C000021035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,886
C000021035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,277
C000021035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021035_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,608
C000021034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,569
C000021034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,351
C000021034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,062
C000021034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,323
C000021034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,818
C000021034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,738
C000021034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,620
C000021034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,089
C000021034_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,559
C000021034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021034_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021033_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021033_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021033_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,266
C000021033_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,678
C000021033_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,023
C000021033_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,609
C000021033_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,813
C000021033_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,864
C000021033_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,420
C000021033_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,285
C000021033_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,907
C000021033_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,991
C000021033_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021033_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021033_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021033_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021033_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021033_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021033_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021033_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021033_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021033_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021033_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021033_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021032_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021032_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021032_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,276
C000021032_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,717
C000021032_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,085
C000021032_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,705
C000021032_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,963
C000021032_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,093
C000021032_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,630
C000021032_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,598
C000021032_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,342
C000021032_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,573
C000021032_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021032_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021032_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021032_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021032_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021032_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021032_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021032_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021032_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021032_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021032_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021032_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021031_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021031_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021031_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,281
C000021031_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,721
C000021031_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,086
C000021031_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,720
C000021031_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,992
C000021031_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,126
C000021031_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,670
C000021031_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,647
C000021031_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,422
C000021031_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,680
C000021031_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021031_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021031_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021031_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021031_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021031_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021031_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021031_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021031_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021031_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021031_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021031_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021030_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021030_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021030_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,288
C000021030_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,745
C000021030_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,122
C000021030_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,768
C000021030_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,068
C000021030_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,256
C000021030_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,777
C000021030_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,816
C000021030_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,661
C000021030_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,987
C000021030_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021030_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021030_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021030_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021030_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021030_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021030_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021030_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021030_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021030_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021030_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021030_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021029_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000021029_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021029_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,698
C000021029_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,422
C000021029_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,870
C000021029_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,733
C000021029_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,993
C000021029_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,230
C000021029_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,369
C000021029_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,066
C000021029_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,347
C000021029_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,989
C000021029_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced 60/40 Composite Index℠
C000021029_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021029_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000021029_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,370
C000021029_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,079
C000021029_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,758
C000021029_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,932
C000021029_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,617
C000021029_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000021029_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,439
C000021029_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,364
C000021029_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,428
C000021029_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021029_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021029_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021029_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021029_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021029_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021029_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021029_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021029_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021029_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021029_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021029_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021028_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000021028_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021028_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,716
C000021028_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,457
C000021028_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,925
C000021028_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,823
C000021028_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,132
C000021028_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000021028_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,558
C000021028_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,315
C000021028_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,688
C000021028_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,417
C000021028_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced 60/40 Composite Index℠
C000021028_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021028_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000021028_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,370
C000021028_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,079
C000021028_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,758
C000021028_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,932
C000021028_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,617
C000021028_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000021028_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,439
C000021028_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,364
C000021028_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,428
C000021028_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021028_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021028_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021028_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021028_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021028_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021028_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021028_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021028_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021028_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021028_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021028_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021027_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000021027_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021027_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,718
C000021027_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,463
C000021027_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000021027_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,838
C000021027_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,155
C000021027_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,454
C000021027_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,587
C000021027_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,353
C000021027_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,734
C000021027_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,484
C000021027_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced 60/40 Composite Index℠
C000021027_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021027_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000021027_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,370
C000021027_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,079
C000021027_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,758
C000021027_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,932
C000021027_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,617
C000021027_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000021027_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,439
C000021027_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,364
C000021027_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,428
C000021027_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021027_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021027_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021027_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021027_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021027_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021027_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021027_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021027_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021027_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021027_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021027_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021026_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021026_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021026_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,726
C000021026_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,488
C000021026_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,961
C000021026_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,892
C000021026_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,226
C000021026_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,555
C000021026_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,688
C000021026_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,495
C000021026_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,918
C000021026_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,717
C000021026_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced 60/40 Composite Index℠
C000021026_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021026_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000021026_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,370
C000021026_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,079
C000021026_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,758
C000021026_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,932
C000021026_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,617
C000021026_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000021026_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,439
C000021026_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,364
C000021026_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,428
C000021026_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000021026_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021026_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021026_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021026_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021026_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021026_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021026_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021026_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021026_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021026_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021026_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,827